UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700 Santa Monica, California 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

WILSHIRE 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 83.9%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	1,083,462	$11,116,320
Wilshire International Equity Fund - Institutional Class	403,417	3,820,361
Wilshire Large Company Growth Portfolio - Institutional Class	93,319	3,657,164
Wilshire Large Company Value Portfolio - Institutional Class	194,971	4,045,652
Wilshire Small Company Growth Portfolio - Institutional Class	20,681	561,479
Wilshire Small Company Value Portfolio - Institutional Class	22,490	543,576
Total Affiliated Registered Investment Companies (Cost $22,994,818)		$23,744,552

EXCHANGE-TRADED FUNDS - 15.1%	Shares	Value
Vanguard Total Bond Market ETF (Cost $4,305,407)	52,625	$4,266,835

MONEY MARKET FUNDS - 1.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio –Institutional Class, 0.56% (a) (Cost $303,912)	303,912	$303,912

Total Investments at Value - 100.1% (Cost $27,604,137)		$28,315,299

Liabilities in Excess of Other Assets - (0.1%)		(24,207)

Net Assets - 100.0%		$28,291,092

(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to Schedules of Investments.

WILSHIRE 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES – 88.0%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	1,806,085	$18,530,428
Wilshire International Equity Fund - Institutional Class	1,420,471	13,451,862
Wilshire Large Company Growth Portfolio - Institutional Class	273,344	10,712,352
Wilshire Large Company Value Portfolio - Institutional Class	585,021	12,139,182
Wilshire Small Company Growth Portfolio - Institutional Class	47,371	1,286,119
Wilshire Small Company Value Portfolio - Institutional Class	51,538	1,245,665
Total Affiliated Registered Investment Companies (Cost $55,210,029)		$57,365,608

EXCHANGE-TRADED FUNDS - 10.9%	Shares	Value
Vanguard Total Bond Market ETF (Cost $7,160,884)	87,305	$7,078,689

MONEY MARKET FUNDS - 1.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio –Institutional Class, 0.56% (a) (Cost $753,973)	753,973	$753,973

Total Investments at Value - 100.0% (Cost $63,124,886)		$65,198,270

Liabilities in Excess of Other Assets – (0.0%) (b)		(10,804)

Net Assets - 100.0%		$65,187,466

(a)	The rate shown is the 7-day effective yield as of March 31, 2017.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

WILSHIRE 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 93.3%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	1,446,188	$14,837,891
Wilshire International Equity Fund - Institutional Class	2,386,923	22,604,159
Wilshire Large Company Growth Portfolio - Institutional Class	482,471	18,908,041
Wilshire Large Company Value Portfolio - Institutional Class	994,055	20,626,641
Wilshire Small Company Growth Portfolio - Institutional Class	95,645	2,596,749
Wilshire Small Company Value Portfolio - Institutional Class	104,039	2,514,629
Total Affiliated Registered Investment Companies (Cost $78,578,297)		$82,088,110

EXCHANGE-TRADED FUNDS - 5.6%	Shares	Value
Vanguard Total Bond Market ETF (Cost $5,064,923)	61,441	$4,981,636

MONEY MARKET FUNDS - 1.0%	Shares	Value
Northern Trust Institutional Government Select Portfolio –Institutional Class, 0.56% (a) (Cost $861,432)	861,432	$861,432

Total Investments at Value - 99.9% (Cost $84,504,652)		$87,931,178

Other Assets in Excess of Liabilities - 0.1%		83,904

Net Assets - 100.0%		$88,015,082

(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Securities valuation

The Wilshire Variable Insurance Trust (the “Trust”) consists of four separate investment portfolios. The portfolios presented in these statements are: 2015 Fund, 2025 Fund and 2035 Fund (collectively the “Funds,” each a “Fund” of the Trust). A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sales price. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the respective exchange. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sales price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Investments in open-end registered investment companies, including affiliated registered investment funds, are valued at the end of day based on its net asset value (“NAV”) per share as reported by such funds. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

A Fund’s investment in an exchange-traded fund (“ETF”) is valued at the ETF’s NAV or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. During the period ended March 31, 2017, no creation units were purchased by the Funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level of input that is significant to the fair value measurement.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

2015 Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$23,744,552	$-	$-	$23,744,552
Exchange-Traded Funds	4,266,835	-	-	4,266,835
Money Market Funds	303,912	-	-	303,912
Total	$28,315,299	$-	$-	$28,315,299

2025 Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$57,365,608	$-	$-	$57,365,608
Exchange-Traded Funds	7,078,689	-	-	7,078,689
Money Market Funds	753,973	-	-	753,973
Total	$65,198,270	$-	$-	$65,198,270

2035 Fund	Level 1	Level 2	Level 3	Total
Affiliated Registered Investment Companies	$82,088,110	$-	$-	$82,088,110
Exchange-Traded Funds	4,981,636	-	-	4,981,636
Money Market Funds	861,432	-	-	861,432
Total	$87,931,178	$-	$-	$87,931,178

As of March 31, 2017, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2017. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

2. Security transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2017:

	2015 Fund	2025 Fund	2035 Fund
Cost of portfolio investments	$27,613,291	$63,144,292	$84,517,588

Gross unrealized appreciation	$775,868	$2,208,443	$3,654,279
Gross unrealized depreciation	(73,860)	(154,465)	(240,689)

Net unrealized appreciation	$702,008	$2,053,978	$3,413,590

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Affiliated investments

The following is a summary of the transactions with affiliates for the period ended March 31, 2017:

Fund	Value as of December 31, 2016	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2017	Income Distributions
2015 Fund
Wilshire Income Opportunities Fund - Institutional Class	$11,410,270	$251,001	$(722,180)	$3,425	$173,804	$11,116,320	$-
Wilshire International Equity Fund - Institutional Class	3,659,137	58,268	(167,649)	4,513	266,092	3,820,361	-
Wilshire Large Company Growth Portfolio - Institutional Class	3,477,309	56,027	(161,201)	(3,877)	288,906	3,657,164	-
Wilshire Large Company Value Portfolio - Institutional Class	4,058,237	64,991	(186,993)	16,319	93,098	4,045,652	-
Wilshire Small Company Growth Portfolio - Institutional Class	558,038	8,964	(25,792)	2,146	18,123	561,479	-
Wilshire Small Company Value Portfolio - Institutional Class	559,228	8,964	(25,792)	2,648	(1,472)	543,576	-

2025 Fund
Wilshire Income Opportunities Fund - Institutional Class	$18,595,536	$453,432	$(794,459)	$4,497	$271,422	$18,530,428	$-
Wilshire International Equity Fund - Institutional Class	12,682,217	213,144	(387,541)	10,828	933,214	13,451,862	-
Wilshire Large Company Growth Portfolio - Institutional Class	10,023,368	170,515	(310,032)	(5,468)	833,969	10,712,352	-
Wilshire Large Company Value Portfolio - Institutional Class	11,977,912	202,487	(368,164)	33,899	293,048	12,139,182	-
Wilshire Small Company Growth Portfolio - Institutional Class	1,257,294	21,314	(38,754)	3,293	42,972	1,286,119	-
Wilshire Small Company Value Portfolio - Institutional Class	1,261,441	21,314	(38,754)	4,106	(2,442)	1,245,665	-

2035 Fund
Wilshire Income Opportunities Fund - Institutional Class	$14,334,657	$496,660	$(223,148)	$1,574	$228,148	$14,837,891	$-
Wilshire International Equity Fund - Institutional Class	20,754,944	517,354	(232,531)	8,090	1,556,302	22,604,159	-
Wilshire Large Company Growth Portfolio - Institutional Class	17,233,007	434,619	(195,255)	(3,179)	1,438,849	18,908,041	-
Wilshire Large Company Value Portfolio - Institutional Class	19,814,498	496,660	(223,188)	18,910	519,761	20,626,641	-
Wilshire Small Company Growth Portfolio - Institutional Class	2,470,388	62,083	(27,894)	2,244	89,928	2,596,749	-
Wilshire Small Company Value Portfolio - Institutional Class	2,475,457	62,083	(27,894)	2,643	2,340	2,514,629	-

WILSHIRE GLOBAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

AFFILIATED REGISTERED INVESTMENT COMPANIES - 93.2%	Shares	Value
Wilshire Income Opportunities Fund - Institutional Class	12,711,715	$130,422,196
Wilshire International Equity Fund - Institutional Class	13,459,376	127,460,291
Wilshire Large Company Growth Portfolio - Institutional Class	1,231,998	48,281,995
Wilshire Large Company Value Portfolio - Institutional Class	2,703,264	56,092,728
Wilshire Small Company Growth Portfolio - Institutional Class	400,077	10,862,101
Wilshire Small Company Value Portfolio - Institutional Class	452,653	10,940,632
Total Affiliated Registered Investment Companies (Cost $388,538,927)		$384,059,943

OTHER OPEN-END FUNDS - 6.1%	Shares	Value
Vanguard Total International Bond Index Fund - Admiral Shares (Cost $25,959,473)	774,626	$25,121,134

MONEY MARKET FUNDS - 0.8%	Shares	Value
Northern Trust Institutional Government Select Portfolio – Institutional Class, 0.56% (a) (Cost $3,506,104)	3,506,104	$3,506,104

Total Investments at Value - 100.1% (Cost $418,004,504)		$412,687,181

Liabilities in Excess of Other Assets - (0.1%)		(402,907)

Net Assets - 100.0%		$412,284,274

(a)	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to Schedule of Investments.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Securities valuation

A security of Wilshire Global Allocation Fund (the “Fund”) that is listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) system are valued at the NASDAQ official closing price. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sales price. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the respective exchange. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of Wilshire Variable Insurance Trust (the “Trust”), or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sales price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

Investments in open-end registered investment companies, including affiliated registered investment funds, are valued at the end of day based on its net asset value (“NAV”) per share as reported by such funds. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

The Fund’s investment in an exchange-traded fund (“ETF”), if any, is valued at the ETF’s NAV or is valued at market price, depending upon whether the Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. During the period ended March 31, 2017, no creation units were purchased by the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the fund has the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level of input that is significant to the fair value measurement.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1	Level 2	Level 3	Total

Affiliated Registered Investment Companies	$384,059,943	$-	$-	$384,059,943
Other Open-End Funds	25,121,134	-	-	25,121,134
Money Market Funds	3,506,104	-	-	3,506,104
Total	$412,687,181	$-	$-	$412,687,181

As of March 31, 2017, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2017. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

2. Security transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2017:

Cost of portfolio investments	$418,928,021

Gross unrealized appreciation	$5,195,443
Gross unrealized depreciation	(11,436,283)

Net unrealized depreciation	$(6,240,840)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4. Affiliated investments

The Fund operates under a fund-of-funds structure and invests substantially all of its assets in certain underlying affiliated funds, which are registered investment companies advised by the Adviser. The following is a summary of the transactions in such affiliated investments for the period ended March 31, 2017:

Fund	Value as of December 31, 2016	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2017	Income Distributions
Wilshire Income Opportunities Fund - Institutional Class	$132,933,909	$77,732	$(4,680,108)	$103,202	$1,987,461	$130,422,196	$-
Wilshire International Equity Fund - Institutional Class	119,802,761	96,407	(1,379,068)	(60,986)	9,001,177	127,460,291	-
Wilshire Large Company Growth Portfolio - Institutional Class	45,047,267	36,780	(528,707)	(96,810)	3,823,465	48,281,995	-
Wilshire Large Company Value Portfolio - Institutional Class	59,123,645	94,970	(4,665,474)	(689,255)	2,228,842	56,092,728	-
Wilshire Small Company Growth Portfolio - Institutional Class	11,902,935	24,877	(1,462,906)	31,647	365,548	10,862,101	-
Wilshire Small Company Value Portfolio - Institutional Class	12,365,816	24,877	(1,462,906)	(43,251)	56,096	10,940,632	-

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 30, 2017

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	May 30, 2017

*	Print the name and title of each signing officer under his or her signature.